Revenue and Other Income - Schedule of other income (Detail) - HKD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Other Operating Income [Line Items]
Bank interest income	$ 8,018	$ 8,092
Other Interest Income	18,221,862	0
Interest income from the immediate holding company	24,286,310	67,143,011
Others	15,087,263	4,349,813
Total other income	$ 57,603,453	$ 71,500,916